Shareholder's Equity (Details) $ / shares in Units, ¥ in Thousands					6 Months Ended
	Jan. 14, 2025 USD ($) $ / shares shares	Jan. 08, 2025 $ / shares shares	Jun. 06, 2024	Mar. 20, 2024 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Shareholder’s Equity [Line Items]
Authorized shares						2,000,000,000		2,000,000,000
Common stock par value (in Dollars per share) | $ / shares						$ 0.000025		$ 0.000025
Shares issued						47,391,376		45,666,376
Common stock, shares outstanding						47,391,376		45,666,376
Closing period of initial public offering		45 days
Cash dividends (in Yuan Renminbi) | ¥							¥ 205
Paid dividends in cash (in Yuan Renminbi)							¥ 15,858
VVAX Holdings Limited [Member]
Shareholder’s Equity [Line Items]
Transferred ordinary shares				171,249
Price per share (in Dollars per share) | $ / shares				$ 0.0001
Visuccess Holding Limited [Member]
Shareholder’s Equity [Line Items]
Transferred ordinary shares				399,581
Price per share (in Dollars per share) | $ / shares				$ 0.0001
Consideration amount (in Dollars) | $				$ 39,960
Maximum [Member]
Shareholder’s Equity [Line Items]
Authorized shares						2,000,000,000
Common stock par value (in Dollars per share) | $ / shares						$ 0.000025
Minimum [Member]
Shareholder’s Equity [Line Items]
Authorized shares						500,000,000
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001
Common Stock [Member]
Shareholder’s Equity [Line Items]
Authorized shares									500,000,000
Common stock par value (in Dollars per share) | $ / shares									$ 0.0001
Shares issued						47,391,376		45,666,376	45,666,376
Forward stock split			one pre-split ordinary share to 4 post-split ordinary shares
Common stock, shares outstanding						47,391,376	45,666,376	45,666,376	45,666,376
Shares purchases					1,725,000	1,725,000
Underwriting discount (in Dollars) | $	$ 6,900,000
Net proceeds (in Dollars) | $	$ 6,000,000
Common Stock [Member] | VVAX Holdings Limited [Member]
Shareholder’s Equity [Line Items]
Shares issued									11,416,594
IPO [Member] | Common Stock [Member]
Shareholder’s Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares		$ 0.000025
Shares issued		1,500,000
Price per share (in Dollars per share) | $ / shares	$ 4	$ 4
Shares purchases	225,000	225,000